EQUITY-METHOD INVESTMENT	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
EQUITY-METHOD INVESTMENT

NOTE 11 – EQUITY-METHOD INVESTMENT

The Company has the following equity method investments at December 31, 2023, in thousand:

December 31, 2023
Investment in Volato 158 LLC	$154
$154

The Company had one equity-method investment as of December 31, 2023: Volato 158 LLC, with a membership interest of 3.125%.

Volato 158 LLC

In August 2021, the Company executed an aircraft purchase agreement with Volato 158 LLC (“158 LLC”) and contributed an aircraft with a carrying amount of $4.2 million to 158 LLC for a 100% membership interest in 158 LLC. The investment in 158 LLC was initially consolidated as the Company had a controlling financial interest in 158 LLC until 2022 when the Company’s interest was reduced to 3.125%.

As of December 31, 2023, the Company had a remaining 3.125% interest in 158 LLC. In October 2024, the Company sold the interest in 158 LLC to flyExclusive. Based on its equity investment, the Company recorded a loss from its equity-method investment of $162 thousand and $3 thousand for the year ended December 31, 2024 and 2023, respectively.